Balance Sheet (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 364,623	$ 501,203	$ 230,554
Total current assets	364,623	501,203	230,554
Fixed Assets
Computer Equipment	7,704	7,704	6,892
Furniture and Equipment	2,393
Total Fixed Assets	10,097	7,704	6,892
Less Accumulated Depreciation	1,969	1,119	887
Net Fixed Assets	8,128	6,585	6,005
Other Assets
Mining Claims	7,225,000	7,225,000	7,111,000
Other assets	0	0	0
Total Other Assets	7,225,000	7,225,000	7,111,000
Total assets	7,597,751	7,732,788	7,347,559
Current liabilities:
Accounts payable and accrued expenses	50,145	29,909	17,303
Accrued taxes			18,360
Convertible Debentures Current portion (restated)			40,000
Total current liabilities	50,145	29,909	75,663
Long-term liabilities:
Convertible Debentures	356,765	451,108	0
Total long-term liabilities	356,765	451,108	0
Total liabilities	406,910	481,017	75,663
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value, 150,000,000 authorized, 90,389,885, 71,724,104, and 67,277,224 shares issued and outstanding, respectively	90,390	71,724	67,277
Capital in excess of par value	10,258,361	9,387,787	8,416,094
Deficit accumulated during the development stage	(3,157,910)	(2,207,740)	(1,211,475)
Total stockholders' equity	7,190,841	7,251,771	7,271,896
Total liabilities and stockholders' deficit	$ 7,597,751	$ 7,732,788	$ 7,347,559